Retirement Benefits - Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ (32,112)	¥ (40,637)
Percentage decrease in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to decrease in assumption	¥ 35,458	¥ 45,208
Average life expectancy at age 60 [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Year increase in assumption	1 year	1 year
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ 18,325	¥ 23,391